Employee compensation and benefits - Net asset/(liability) under defined benefit pension plans (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	£ (48)
Net defined benefit liability (asset)	(66)	£ (48)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	534
Net defined benefit liability (asset)	459	534
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(582)
Net defined benefit liability (asset)	(525)	(582)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	3
Net defined benefit liability (asset)	(20)	3
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	534
Net defined benefit liability (asset)	459	534
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(531)
Net defined benefit liability (asset)	(479)	(531)
Pension Plan | Principal plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	405	434
Service cost	0	0
– current service cost	0	0
– past service gains	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	11	(3)
Remeasurement effects recognised in other comprehensive income	6	(51)
– return on plan assets (excluding interest income)	6	(51)
– actuarial losses financial assumptions	0	0
– actuarial gains demographic assumptions	0	0
– actuarial gains experience assumptions	0	0
– other changes	0	0
Exchange differences	(8)	22
Benefits paid	0	0
Other movements	(77)	3
Net defined benefit liability (asset)	337	405
Pension Plan | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(357)	(438)
Service cost	(7)	4
– current service cost	(8)	3
– past service gains	1	1
Net interest income/(cost) on the net defined benefit asset/(liability)	(9)	(4)
Remeasurement effects recognised in other comprehensive income	(29)	94
– return on plan assets (excluding interest income)	0	0
– actuarial losses financial assumptions	(29)	94
– actuarial gains demographic assumptions	0	0
– actuarial gains experience assumptions	0	0
– other changes	0	0
Exchange differences	7	(20)
Benefits paid	12	10
Other movements	79	(3)
Net defined benefit liability (asset)	(304)	(357)
Pension Plan | Principal plan | Net defined benefit asset/(liability)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	48	(4)
Service cost	(7)	4
– current service cost	(8)	3
– past service gains	1	1
Net interest income/(cost) on the net defined benefit asset/(liability)	2	(7)
Remeasurement effects recognised in other comprehensive income	(23)	43
– return on plan assets (excluding interest income)	6	(51)
– actuarial losses financial assumptions	(29)	94
– actuarial gains demographic assumptions	0	0
– actuarial gains experience assumptions	0	0
– other changes	0	0
Exchange differences	(1)	2
Benefits paid	12	10
Other movements	2	0
Net defined benefit liability (asset)	33	48
Pension Plan | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	129	234
Service cost	0	0
– current service cost	0	0
– past service gains	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	6	5
Remeasurement effects recognised in other comprehensive income	(6)	(99)
– return on plan assets (excluding interest income)	(6)	(99)
– actuarial losses financial assumptions	0	0
– actuarial gains demographic assumptions	0	0
– actuarial gains experience assumptions	0	0
– other changes	0	0
Exchange differences	0	1
Benefits paid	(7)	(7)
Other movements	0	(5)
Net defined benefit liability (asset)	122	129
Pension Plan | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(174)	(304)
Service cost	(5)	(8)
– current service cost	(6)	(9)
– past service gains	1	1
Net interest income/(cost) on the net defined benefit asset/(liability)	(9)	(5)
Remeasurement effects recognised in other comprehensive income	1	98
– return on plan assets (excluding interest income)	0	0
– actuarial losses financial assumptions	(8)	106
– actuarial gains demographic assumptions	2	(2)
– actuarial gains experience assumptions	7	(6)
– other changes	0	0
Exchange differences	1	(3)
Benefits paid	15	13
Other movements	(4)	35
Net defined benefit liability (asset)	(175)	(174)
Pension Plan | Other plans | Net defined benefit asset/(liability)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(45)	(70)
Service cost	(5)	(8)
– current service cost	(6)	(9)
– past service gains	1	1
Net interest income/(cost) on the net defined benefit asset/(liability)	(3)	0
Remeasurement effects recognised in other comprehensive income	(5)	(1)
– return on plan assets (excluding interest income)	(6)	(99)
– actuarial losses financial assumptions	(8)	106
– actuarial gains demographic assumptions	2	(2)
– actuarial gains experience assumptions	7	(6)
– other changes	0	0
Exchange differences	1	(2)
Benefits paid	8	6
Other movements	(4)	30
Net defined benefit liability (asset)	£ (53)	£ (45)